ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of group of entities information

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
Baosheng Group	December 4, 2018	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Baosheng Group
Baosheng Media Group Limited (“Baosheng BVI”)	December 14, 2018	British Virgin Islands	100	Investment holding
Baosheng Media Group (Hong Kong) Holdings Limited (“Baosheng Hong Kong”)	January 7, 2019	Hong Kong	100	Investment holding
Beijing Baosheng Technology Company Limited (“Beijing Baosheng”)	October 17, 2014	PRC	100	Provision of online marketing channels
Horgos Baosheng Advertising Co., Ltd. (“Horgos Baosheng”)	August 30, 2016	PRC	100	Provision of online marketing channels
Kashi Baosheng Information Technology Co., Ltd. (“Kashi Baosheng”) (Dissolved)	May 15, 2018	PRC	100	Provision of online marketing channels
Baosheng Technology (Horgos) Co., Ltd. (“Baosheng Technology”)	January 2, 2020	PRC	100	Provision of online marketing channels
Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”)	March 21, 2021	PRC	100	Provision of online marketing channels
Beijing Xunhuo E-commerce Co., Ltd. (“Beijing Xunhuo”)	April 2, 2022	PRC	100	Advertising optimization services
Beijing Zhiding Baosheng Network Technology Co. Ltd. (“Zhiding Baosheng”)	March 4, 2025	PRC	100	Information consulting services and marketing planning services
Yuansheng Meiyan Healthcare Service (Hainan) Co., Ltd. (“Yuansheng Meiyan”)	April 24, 2025	PRC	100	Information consulting services and marketing planning services